Related-party transactions (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel

$ millions, for the year ended October 31		2021		2020
	Directors	Senior officers	Directors	Senior officers
Short-term benefits (1)	$3	$18	$3	$18
Post-employment benefits	–	3	–	3
Share-based benefits (2)	1	30	1	30
Termination benefits	–	–	–	4
Total compensation	$4	$51	$4	$55

(1)
Comprises salaries, statutory and non-statutory benefits related to senior officers and fees related to directors recognized during the year. Also includes annual incentive plan payments related to senior officers on a cash basis.

(2)	Comprises grant-date fair values of awards granted in the year.